Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jun. 28, 2012
MFS Global Real Estate Fund (Prospectus Summary) | MFS Global Real Estate Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Summary of Key Information
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The fund's investment objective is to seek total return.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay when you buy and hold shares of the fund. The annual fund operating expenses for Class B, Class
C, Class R1, Class R2, Class R3, Class R4, and Class R5 shares are based on estimated "Other Expenses" for the current fiscal year expressed as a percentage of the fund's estimated average net assets during the period.

You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS Funds.
More information about these and other waivers and reductions is available from your financial intermediary and in "Sales Charges and Waivers or Reductions" on
page 8 of the fund's prospectus and "Waivers of Sales Charges" on page I-13 of
		the fund's statement of additional information Part I.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in
"Annual Fund Operating Expenses" or in the "Example," affect the fund's performance.  During the most recent fiscal year, the fund's portfolio turnover
		rate was 37% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	37.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	The annual fund operating expenses for Class B, Class C, Class R1, Class R2, Class R3, Class R4, and Class R5 shares are based on estimated "Other Expenses" for the current fiscal year expressed as a percentage of the fund's estimated average net assets during the period.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund's
		operating expenses remain the same.
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	MFS (Massachusetts Financial Services Company, the fund's investment adviser)
normally invests at least 80% of the fund's net assets in U.S. and foreign real estate-related investments.

MFS normally invests the fund's assets primarily in equity securities.

MFS generally focuses the fund's investments in equity real estate investment trusts ("REITs") as well as similar entities formed under the laws of non-U.S.
countries, but may also invest in mortgage REITs, hybrid REITs and other U.S.
and foreign real estate-related investments, including emerging market real estate-related investments.

MFS may invest the fund's assets in real estate-related investments of any size.  However, issuers of real estate-related investments tend to be small-to-medium-sized.

MFS typically allocates the fund's investments across various geographic areas,
REIT managers and property types, but may from time to time focus the fund's investments in any one or a few of these areas.

MFS may invest a large percentage of the fund's assets in issuers in a single country, a small number of countries, or a particular geographic region.

MFS selects investments by analyzing the fundamental and relative values of
		potential investments.
Investment Strategy, Portfolio Concentration	rr_StrategyPortfolioConcentration	MFS (Massachusetts Financial Services Company, the fund's investment adviser) normally invests at least 80% of the fund's net assets in U.S. and foreign real estate-related investments.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Real Estate-Related Investment Risk:  The fund's performance will be closely tied to the performance of real estate-related investments and as a result, can be more volatile than the performance of more broadly-diversified funds. The risks of investing in real estate-related investments include certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; fluctuations in interest rates; property tax rates, zoning laws, environmental regulations and other governmental action; cash flow dependency;
increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation;
changes in property values and rental rates; and other factors.

Small Cap Risk:  The securities of smaller real estate-related issuers can be more volatile and less liquid than securities of larger issuers and their issuers can have more limited financial resources.

Stock Market/Company Risk:  Stock markets are volatile and can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions, as well as to investor perceptions of these conditions. The price of an equity security can decrease significantly in response to these conditions, and these conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the market in general.

Foreign and Emerging Markets Risk:  Exposure to foreign markets, especially emerging markets, through issuers or currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the
U.S. market. Emerging markets can have less developed markets and less developed legal, regulatory, and accounting systems, and greater political, social, and economic instability than developed markets.

Currency Risk:  The value of foreign currencies relative to the U.S. dollar fluctuates in response to market, economic, political, regulatory, geopolitical or other conditions, and a decline in the value of a foreign currency versus the
U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

Geographic Concentration Risk: The fund's performance could be closely tied to the market, currency, economic, political, regulatory, geopolitical, or other conditions in the countries or regions in which the fund invests and could be more volatile than the performance of more geographically-diversified funds.

Investment Selection Risk:  The MFS analysis of an investment can be incorrect and can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Counterparty and Third Party Risk:  Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty's or third party's ability to perform in accordance with the terms of the transaction.

Liquidity Risk:  It may not be possible to sell certain investments, types of investments, and/or segments of the market at any particular time or at an
		acceptable price.
Risk, Lose Money	rr_RiskLoseMoney	As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund's performance over time and how the fund's performance over time compares with that of a broad measure of market performance.

The fund's past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is
		available online at mfs.com or by calling 1-800-225-2606.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund's performance over time and how the fund's performance over time compares with that of a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-225-2606
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	mfs.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Class A Bar Chart.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock	The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund's shares. If
		these sales charges were included, they would reduce the returns shown.
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund's shares. If these sales charges were included, they would reduce the returns shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock	The total return for the three-month period ended March 31, 2012 was 12.74%.
During the period(s) shown in the bar chart, the highest quarterly return was
18.70% (for the calendar quarter ended September 30, 2010) and the lowest quarterly return was (18.05)% (for the calendar quarter ended September 30,
		2011).
Performance Table, Heading	rr_PerformanceTableHeading	Performance Table.
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown for only one of the fund's classes of shares, and after-tax returns for the fund's other classes of shares will vary from the returns shown.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. The after-tax returns are shown for only one of the fund's classes of shares, and after-tax returns for the
		fund's other classes of shares will vary from the returns shown.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the Periods Ended December 31, 2011)
MFS Global Real Estate Fund (Prospectus Summary) | MFS Global Real Estate Fund | FTSE EPRA/NAREIT Developed Real Estate Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Index Comparison (Reflects no deduction for fees, expenses or taxes) FTSE EPRA/NAREIT Developed Real Estate Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.82%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	33.50%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 11, 2009
MFS Global Real Estate Fund (Prospectus Summary) | MFS Global Real Estate Fund | A
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName	A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Operating Expenses, Column Name	rr_OperatingExpensesColumnName	A
Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	694
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	946
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,217
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,989
Annual Return 2010	rr_AnnualReturn2010	15.29%
Annual Return 2011	rr_AnnualReturn2011	(7.22%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The total return for the three-month period ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	12.74%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.70%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.05%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	A Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(12.55%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	27.30%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 11, 2009
MFS Global Real Estate Fund (Prospectus Summary) | MFS Global Real Estate Fund | A | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	A Shares Returns After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(13.79%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	19.96%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 11, 2009
MFS Global Real Estate Fund (Prospectus Summary) | MFS Global Real Estate Fund | A | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	A Shares Returns After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.65%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	19.62%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 11, 2009
MFS Global Real Estate Fund (Prospectus Summary) | MFS Global Real Estate Fund | B
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName	B
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%
Operating Expenses, Column Name	rr_OperatingExpensesColumnName	B
Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.99%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	602
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	924
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,273
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,123
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	202
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	624
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,073
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,123
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	B Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(11.32%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	28.39%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 11, 2009
MFS Global Real Estate Fund (Prospectus Summary) | MFS Global Real Estate Fund | C
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName	C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Operating Expenses, Column Name	rr_OperatingExpensesColumnName	C
Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.99%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	302
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	624
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,073
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,317
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	202
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	624
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,073
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,317
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	C Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(8.69%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	29.07%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 11, 2009
MFS Global Real Estate Fund (Prospectus Summary) | MFS Global Real Estate Fund | I
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName	I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Column Name	rr_OperatingExpensesColumnName	I
Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	101
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	315
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	547
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,213
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	I Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(6.89%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	30.35%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 11, 2009
MFS Global Real Estate Fund (Prospectus Summary) | MFS Global Real Estate Fund | R1
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName	ALL R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Column Name	rr_OperatingExpensesColumnName	R1
Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.99%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	202
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	624
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,073
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,317
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	R1 Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.81%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	29.07%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 11, 2009
MFS Global Real Estate Fund (Prospectus Summary) | MFS Global Real Estate Fund | R2
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName	ALL R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Column Name	rr_OperatingExpensesColumnName	R2
Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.49%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	152
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	471
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	813
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,779
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	R2 Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.35%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	29.71%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 11, 2009
MFS Global Real Estate Fund (Prospectus Summary) | MFS Global Real Estate Fund | R3
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName	ALL R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Column Name	rr_OperatingExpensesColumnName	R3
Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	126
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	393
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	681
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,500
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	R3 Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.12%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	30.03%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 11, 2009
MFS Global Real Estate Fund (Prospectus Summary) | MFS Global Real Estate Fund | R4
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName	ALL R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Column Name	rr_OperatingExpensesColumnName	R4
Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	101
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	315
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	547
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,213
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	R4 Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(6.89%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	30.35%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 11, 2009
MFS Global Real Estate Fund (Prospectus Summary) | MFS Global Real Estate Fund | R5
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName	ALL R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Column Name	rr_OperatingExpensesColumnName	R5
Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	101
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	315
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	547
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,213
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	R5 Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(6.89%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	30.35%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 11, 2009

[1]	On shares purchased without an initial sales charge and redeemed within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012.